Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of company's deferred tax assets and liabilities
	December 31,
	2021	2020
	(U.S. $ in thousands)
Deferred tax assets
Tax losses carry forwards	$671,458	$645,318
Inventory related	4,210	3,892
Intangible assets	12,783	19,081
Provision for employee related obligations	1,186	557
Stock-based compensation	9,528	7,507
Deferred revenue	2,257	1,871
Property, plant and equipment	630	835
Allowance for credit losses	143	249
Foreign currency losses	358	278
Research and development credit carry forwards	15,933	16,693
Gross deferred tax assets	718,486	696,281
Valuation allowance	(693,120)	(661,979)
Total deferred tax assets	25,366	34,302

Deferred tax liabilities
Intangibles assets	(12,533)	(21,567)
Property, plant and equipment	(17,991)	(2,847)
Other items	(882)	(4,344)
Total deferred tax liabilities	(31,406)	(28,758)
Net deferred tax assets (liabilities)	$(6,040)	$5,544

Schedule of deferred tax assets and liabilities classified in consolidated balance sheets
	December 31,
	2021	2020
	(U.S. $ in thousands)
Deferred tax assets (under "Other non-current assets")	$1,301	$5,586
Deferred tax liabilities	7,341	42
Net deferred tax assets (liabilities)	$(6,040)	$5,544

Schedule of valuation allowance
Valuation allowance
U.S. $ in thousands
Balance at January 1, 2019	$152,659
Decrease	(888)
Balance at December 31, 2019	151,771
Additions	524,215
Decrease	(14,007)
Balance at December 31, 2020	661,979
Additions	31,141
Balance at December 31, 2021	$693,120

Schedule of loss before Income Taxes
	2021	2020	2019
	(U.S. $ in thousands)
Domestic	$(50,193)	$(381,935)	$(11,895)
Foreign	(16,644)	(74,636)	4,751
	$(66,837)	$(456,571)	$(7,144)

Schedule of components of income taxes
	2021	2020	2019
	(U.S. $ in thousands)
Current
Domestic	$(14,146)	$4,992	$3,392
Foreign	2,141	(3,902)	2,524
	(12,005)	1,090	5,916
Deferred
Domestic	8,745	(4,112)	(2,007)
Foreign	(646)	(13,372)	(386)
	8,099	(17,484)	(2,393)
Total income taxes	$(3,906)	$(16,394)	$3,523

Schedule of reconciliation of income tax rate
	2021	2020	2019
Statutory tax rate	23.0%	23.0%	23.0%
Reduced tax rate under Israeli benefit programs	6.2	(1.4)	18.0
Goodwill impairment	-	(17.5)	-
Stock-based compensation expense	(3.5)	(0.5)	(21.0)
Non-deductible acquisition expenses	(0.1)	-	(1.4)
Earnings taxed under foreign law	10.8	(4.1)	(14.9)
Valuation Allowance	(42.7)	3.1	-
Changes in uncertain tax positions	17.9	1	(59.8)
Deferred Tax due to different tax rates	(6.1)	0.1	11.2
Non recurring Capital gain	-	-	11.5
Withholding tax	(0.1)	-	(1.7)
Other	0.4	(0.1)	(2.6)
Effective income tax rate	5.8%	3.6%	(48.9)%

Schedule of beginning and ending balance of uncertain tax positions
	2021	2020	2019
	(U.S. $ in thousands)
Balance at beginning of year	$23,389	$25,517	$22,044
Additions for tax positions related to the current year	3,826	312	2,336
Foreign currency impact	2,918	3,017	1,353
Adjustments for tax positions related tax settlements	(26,685)	-	-
Reduction of reserve for statute expirations	(433)	(5,457)	(216)
Balance at end of year	$3,015	$23,389	$25,517